CONTRACTUAL COMMITMENTS AND GUARANTEES	12 Months Ended
Dec. 31, 2024
CONTRACTUAL COMMITMENTS AND GUARANTEES
CONTRACTUAL COMMITMENTS AND GUARANTEES
34.a. Contractual Commitments
The Company has unrecognized contractual commitments arising from the purchase of goods and services, which mature on several dates, with monthly payments.
On December 31, 2024, the total consolidated nominal values equivalent to the full contract period were:

Year
2025	1,028,612
2026	725,975
2027	377,729
2028	311,759
2029	282,834
2030 onwards	370,706
Total(1)	3,097,615

(1)Includes R$446 millions, referring to contracts for the provision of security services with Telefónica Cybersecurity Tech, S.L.U. (“CyberCo”) and its subsidiaries, companies of the Telefónica Group.
34.b. Guarantees
On December 31, 2024, the Company had guarantees for several commitments with ANATEL, suppliers and legal proceedings:

Insurance of guarantee(1)	29,357,294
Letters of guarantee	5,981,953
Judicial deposits and garnishments (Note 10.)	3,003,723
Property and equipment (Note 13.f.)	29,414
Financial investments in guarantee of lawsuits (Note 4.)	42,619
Total	38,415,003

(1)These refer to insurance amounts contracted to ensure the continuity of legal proceedings (Note 20.).